Net Profit (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of details of number of shares and loss used in computation
a.	Details of the number of shares and loss used in the computation of loss per share from continuing operations:

Year ended December 31
2022		2021*		2020*
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

4,987,069	(19,599)	3,892,068	(13,551)	3,882,692	(9,276)

Schedule of net profit (loss) per share from continuing and discontinued operations
b.	Net profit (loss) per share :

	Year ended December 31
	2022	2021*	2020*

Basic and diluted loss per share:	(3.93)	(3.48)	(2.38)
* Restated to reflect 1:7 reverse ratio of shares (See note 18b)